USAA SUSTAINABLE WORLD FUND

Fund Shares (USAWX), Institutional Shares (UIWGX),

and Class A (USWGX)

Supplement dated January 7, 2021

to the Prospectus dated October 1, 2020 and Supplemented December 14, 2020

Effective January 4, 2021, references to Tyler Dann as a portfolio manager for the USAA Sustainable World Fund is removed.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

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USAA SUSTAINABLE WORLD FUND

Supplement dated January 7, 2021

to the Statement of Additional Information

dated October 1, 2020

and Supplemented December 14, 2020

Effective January 4, 2021, reference to Tyler Dann as a portfolio manager for the USAA Sustainable World Fund is removed.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

OCT1-SAI-SUP2(0121)

USAA SMALL CAP STOCK FUND

Fund Shares (USCAX) and Institutional Shares (UISCX)

USAA VALUE FUND

Fund Shares (UVALX), Institutional Shares (UIVAX), and Class A (UAVAX)

Supplement dated January 7, 2021

to the Each Prospectus dated December 1, 2020

and Supplemented December 14, 2020

Effective January 4, 2021, references to Tyler Dann as a portfolio manager for the USAA Small Cap Stock Fund and USAA Value Fund are removed.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

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USAA SCIENCE & TECHNOLOGY FUND

Fund Shares (USSCX) and Class A (USTCX)

Supplement dated January 7, 2021

to the Prospectus dated December 1, 2020 and Supplemented December 14, 2020

Effective December 31, 2020, references to John F. Averill as a portfolio manager for the USAA Science & Technology Fund (the "Fund") are removed and Bruce L. Glazer is added as a portfolio manager to the Fund. Mr. Glazer has been involved in the portfolio management and securities analysis for the technology portion of the Fund since 2002.

The table under PORTFOLIO MANAGERS on page 7 is amended to include Mr. Glazer as follows:

Tenure with
	Title	the Fund
Bruce L. Glazer	Senior Managing Director, Partner, and Global Industry	Since 2002
Analyst, Wellington Management

Under the section titled PORTFOLIO MANAGERS on pages 19-20, the following disclosure has been added to the subsection under Wellington Management:

Bruce L. Glazer, Senior Managing Director, Partner, and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1997. Mr. Glazer has been involved in portfolio management and securities analysis for the technology portion of the Fund since 2002.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

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USAA SCIENCE & TECHNOLOGY FUND

USAA SMALL CAP STOCK FUND

USAA VALUE FUND

Supplement dated January 7, 2021

to the Statement of Additional Information

dated December 1, 2020

and Supplemented December 14, 2020

1.Effective December 31, 2020, references to John F. Averill as a portfolio manager for the USA Science & Technology Fund (the "Fund") are removed and Bruce L. Glazer has been included as a portfolio manager for the Fund. Mr. Glazer's information has been updated under the Wellington Management subsection of the section titled Portfolio Manager Disclosure to reflect the following:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts	Investment	Investment	Accounts
Manager	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)
USAA Science & Technology Fund

Bruce L.	13/$830,897,739	44/$2,090,979,023	80/$1,727,169,663	1/$16,101,480	14/$1,033,973,099	12/$302,971,638
Glazer

Portfolio Ownership: As of the fiscal year ended July 31, 2020, no portfolio managers of Wellington Management beneficially owned any shares of the USAA Science & Technology Fund and USAA Small Cap Stock Funds' Fund.

2.Effective January 4, 2021, references to Tyler Dann as a portfolio manager for the USAA Small Cap Stock and USAA Value Funds are removed.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

DEC1-SAI-SUP2(0121)

USAA MUTUAL FUNDS TRUST

USAA Nasdaq-100 Index Fund

USAA Ultra Short-Term Bond Fund

Supplement dated January 7, 2021

to Each Prospectus dated May 1, 2020, as Amended and Restated June 29, 2020 and Supplemented December 14, 2020

USAA Global Managed Volatility Fund

Supplement dated January 7, 2021
to the Prospectus dated May 1, 2020 and Supplemented December 14, 2020

USAA Tax Exempt Long-Term Fund

USAA Tax Exempt Intermediate-Term Fund

USAA Tax Exempt Short-Term Fund

USAA California Bond Fund

USAA New York Bond Fund

USAA Virginia Bond Fund

USAA Global Equity Income Fund

Supplement dated January 7, 2021

to Each Prospectus dated June 29, 2020 and Supplemented December 14, 2020

The following disclosure found under subsection "Share Classes" under the section titled PURCHASES has been deleted and replaced with the following:

Institutional Shares:

The Institutional Shares may be purchased by: (1) investors purchasing through discretionary managed account programs and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies; (2) brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor and the investor may be required to pay a commission and/or other forms of compensation to the broker; and (3) institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as Affiliated Funds, and other persons or legal entities that the Fund may approve from time to time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

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